FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Aaron Morse
------------------
(Signature)

New York, New York
------------------
(City, State)

November 13, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $329,922 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/06                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment Other     (a)        (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion Managers  Sole     Shared   None
                                                          (X$1000)    Amount   Prn Call

21ST CENTY HLDG CO            COM              90136Q100       222       12,000 SH        SOLE                  12,000
ACQUICOR TECHNOLOGY INC       COM              00489A107     3,621      650,000 SH        SOLE                 650,000
ACQUICOR TECHNOLOGY INC       *W EXP 03/15/201 00489A115       702      975,000 SH        SOLE                 975,000
ALLIED WRLD ASSUR COM HLDG L  SHS              G0219G203       808       20,000 SH        SOLE                  20,000
AMERICAN EXPRESS CO           COM              025816109       224        4,000 SH        SOLE                   4,000
AMERIPRISE FINL INC           COM              03076C106     1,529       32,600 SH        SOLE                  32,600
ANDREW CORP                   COM              034425108       925      100,000 SH        SOLE                 100,000
ATI TECHNOLOGIES INC          COM              001941103     4,846      225,800 SH        SOLE                 225,800
AVIS BUDGET GROUP             COM              053774105     2,744      150,000 SH        SOLE                 150,000
AXCAN PHARMA INC              COM              054923107       683       50,000 SH        SOLE                  50,000
CAPITAL ONE FINL CORP         COM              14040H105     7,866      100,000 SH        SOLE                 100,000
COLD SPRING CAP INC           COM              192865103       633      117,800 SH        SOLE                 117,800
COMCAST CORP NEW              CLA SPL          20030N200    14,724      400,000 SH        SOLE                 400,000
CONOR MEDSYSTEMS INC          COM              208264101       478       20,300 SH        SOLE                  20,300
CORPORATE EXECUTIVE BRD CO    COM              21988R102     8,991      100,000 SH        SOLE                 100,000
COURTSIDE ACQUISITION CORP    COM              22274N102     1,060      200,000 SH        SOLE                 200,000
COURTSIDE ACQUISITION CORP    *W EXP 06/29/200 22274N110       107      290,000 SH        SOLE                 290,000
EMDEON CORP                   COM              290849108     2,171      185,400 SH        SOLE                 185,400
ENDEAVOR ACQUISITION CORP     COM              292577103     2,418      325,000 SH        SOLE                 325,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111       387      325,000 SH        SOLE                 325,000
ESCHELON TELECOM INC          COM              296290109     1,274       75,000 SH        SOLE                  75,000
FIRST DATA CORP               COM              319963104     2,940       70,000 SH        SOLE                  70,000
GARTNER INC                   COM              366651107    20,229    1,150,000 SH        SOLE               1,150,000
GENERAL FINANCE CORP          COM              369822101       735      100,000 SH        SOLE                 100,000
GREAT ATLANTIC & PAC TEA INC  COM              390064103     3,410      141,600 SH        SOLE                 141,600
HD PARTNERS ACQUISITION CORP  UNIT 06/01/2010  40415K209       765      100,000 SH        SOLE                 100,000
IMCLONE SYS INC               COM              45245W109     1,416       50,000 SH        SOLE                  50,000
KANSAS CITY SOUTHERN          COM NEW          485170302    15,021      550,000 SH        SOLE                 550,000
LIBERTY MEDIA HLDG CORP       INT COM SER A    53071M104     5,605      275,000 SH        SOLE                 275,000
MYOGEN INC                    COM              62856E104     3,508      100,000 SH        SOLE                 100,000
NATIONALAUSTRALIA BK LTD      CAP UTS EXCHBL   632525309   149,992    3,359,500 SH        SOLE               3,359,500
NXSTAGE MEDICAL INC           COM              67072V103       263       30,000 SH        SOLE                  30,000
OUTDOOR CHANNEL HLDGS INC     COM NEW          690027206     1,307      120,000 SH        SOLE                 120,000
PAN AMERICAN SILVER CORP      COM              697900108     4,397      225,000 SH        SOLE                 225,000
PETROHAWK ENERGY CORP         COM              716495106     1,040      100,000 SH        SOLE                 100,000
PRICE COMMUNICATIONS CORP     COM NEW          741437305    16,117      835,100 SH        SOLE                 835,100
PRUDENTIAL FINL INC           COM              744320102     7,625      100,000 SH        SOLE                 100,000
QUINTANA MARITIME LTD         SHS              Y7169G109       871       85,000 SH        SOLE                  85,000
RED LION HOTELS CORP          COM              756764106       993       92,300 SH        SOLE                  92,300
SCHLUMBERGER LTD              COM              806857108     6,203      100,000 SH        SOLE                 100,000
SECURITY CAPITALASSURANCE     COM              G8018D107     8,383      350,000 SH        SOLE                 350,000
SERVICES ACQUISITION CORP IN  *W EXP 02/14/200 817628118       756      240,000 SH        SOLE                 240,000
SHANGHAI CENTURYACQUISIT CO   UNIT 99/99/9999  G80637120       795      100,000 SH        SOLE                 100,000
SUPERIOR ENERGY SVCS INC      COM              868157108       657       25,000 SH        SOLE                  25,000
TESORO CORP                   COM              881609101     2,319       40,000 SH        SOLE                  40,000
THERAVANCE INC                COM              88338T104       270       10,000 SH        SOLE                  10,000
TIM HORTONS INC               COM              88706M103     2,630      100,000 SH        SOLE                 100,000
UCBH HOLDINGS INC             COM              90262T308       873       50,000 SH        SOLE                  50,000
ULTRA PETROLEUM CORP          COM              903914109     2,406       50,000 SH        SOLE                  50,000
UTI WORLDWIDE INC             ORD              G87210103     3,077      110,000 SH        SOLE                 110,000
VALERO ENERGY CORP NEW        COM              91913Y100     4,118       80,000 SH        SOLE                  80,000
WNS HOLDINGS LTD              SPON ADR         92932M101     2,855      100,000 SH        SOLE                 100,000
XL CAP LTD                    CLA              G98255105     1,937       28,200 SH        SOLE                  28,200


Information Table Entry Total:               53
Information Value Total (Thousands):    329,922
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